Stock Based Compensation (Details 1) - Aircom 2014 Plan [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of shares
Outstanding, Beginning	4,661,307	5,444,407	4,139,241
Granted			1,305,166
Exercised		(19,681)
Forfeited/Cancelled		(763,418)
Outstanding, Ending	4,661,307	4,661,307	5,444,407
Exercisable, Ending	3,407,933	3,148,972	2,066,858
Weighted Average Exercise Price Per Share
Outstanding, Beginning	$ 0.0816	$ 0.1617	$ 0.0013
Granted			0.6704
Exercised		0.0013
Forfeited/Cancelled		0.6550
Outstanding, Ending	0.0816	0.0816	0.1617
Exercisable, Ending	0.0440	0.0412	0.0013
Weighted Average Fair Value Per Share
Outstanding Options, beginning	0.0256	0.0508	0.0004
Granted			0.2108
Exercised		0.0004
Forfeited/Cancelled		0.2059
Outstanding Options, Ending	0.0256	0.0256	0.0508
Exercisable, Ending	$ 0.0138	$ 0.0129	$ 0.0004